Consolidated Statements of Financial Condition (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 1	$ 1	$ 1
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	5,707,848	5,692,123	5,113,951
Common stock, shares outstanding	5,705,082	5,687,914	5,098,068
Treasury stock, shares	2,766	4,209	15,883